Subsequent Events (Details) - USD ($)									1 Months Ended					12 Months Ended
	Oct. 01, 2021	Mar. 10, 2021	Feb. 12, 2021	Feb. 09, 2021	Jan. 13, 2021	Jan. 09, 2021	Jan. 05, 2021	Jul. 15, 2020	Mar. 31, 2021	Feb. 17, 2021	Jan. 18, 2021	Jul. 31, 2020	Apr. 15, 2020	Dec. 31, 2020	Sep. 30, 2021	Apr. 17, 2020	Dec. 31, 2019	Nov. 30, 2019
Subsequent Events (Details) [Line Items]
Salary was increased																$ 120,000
Non refundable cash payment								$ 500,000
Royalty payments percentage								2.00%
Shares issued (in Shares)				4,276							8,500,000		4,125,000
Non-refundable cash payment							$ 500,000
Number of votes in description														With respect to a vote of AIkido’s stockholders to approve a reverse split of its common stock no later than December 31, 2021 only (“Reverse Stock Split Vote”), each share of the Series M Convertible Preferred Stock shall be entitled to such number of votes equal to 20,000 shares of AIkido’s common stock. In addition, each share of the Series M Convertible Preferred Stock shall be convertible, at any time after the earlier of (i) the date that the Reverse Stock Split Vote is approved by AIkido’s stockholders and (ii) December 31, 2021, at the option of the holder, into such number of shares of AIkido’s common stock determined by dividing the Stated Value by the Conversion Price. “Stated Value” means $1,000. “Conversion Price” means $0.80, subject to adjustment. The Company valued the 500 Series M Convertible Preferred stock which is equivalent into AIkido’s 625,000 shares of common stock at a fair value of $0.85 per common share or $531,250 based quoted trading price of AIkido’s common stock on the date of grant. The Company shall record equity investment of $531,250 and deferred revenue of $531,250 to be recognized as revenues over the term of the license.
Exceed percentage														110.00%
License fee			$ 25,000						$ 10,000			$ 10,000
Sales of licensed product, percentage															8.00%
License term														10 years
Agreement expire, term														15 years
Conversion price (in Dollars per share)													$ 0.2	$ 0.3				$ 0.2
Exercisability description														A holder of Series C Convertible Preferred Stock may not convert any portion of the Series C Convertible Preferred Stock to the extent that the holder, together with its affiliates and any other person or entity acting as a group, would own more than 4.99% (or, upon election by a holder prior to issuance, 9.99%) of the outstanding shares of common stock after conversion, which beneficial ownership limitation may be increased by the holder up to, but not exceeding, 9.99%.
Exercise price (in Dollars per share)														$ 0.3
Financing amount, percentage														50.00%
Subscription amount, percentage														1.00%
Aggregate of shares (in Shares)													1,437,500	2,850,664
Common stock percentage														10.00%
Exercise price increasing (in Dollars per share)														$ 0.35
Common stock, shares authorized (in Shares)														500,000,000	500,000,000		500,000,000
Subsequent event, description	the Company entered into a sponsored research agreement with Columbia University pursuant to which the Company has been granted an option to license certain assets currently under development, including Alzheimer’s disease. The term of the option will commence on the effective date of this agreement and will expire upon the earlier of i) 90 days after the date of the Company’s receipt of a final research report for each specific research proposal as defined in the agreement or ii) termination of the research. If the Company elects to exercise the option, both parties will commence negotiation of a license agreement and will execute a license agreement no later than 3 months after the dated of the exercise of the option. Columbia University and the Company will work towards developing a therapeutic treatment for patients suffering from Alzheimer’s disease to post-traumatic stress disorder. During a one-year period from the date of this agreement, the Company shall pay a total of $1,436,082 to Columbia University for the support of the research according to the payment schedule as follows i) 30% at signing ii) 30% at four and half months after the start of the project iii) 30% at nine months after the start of the project and iv)10% at completion of the project. The Company paid the first payment of $430,825 in November 2021.
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock available for issuance (in Shares)											8,500,000
Shares issued (in Shares)				4,276
Sponsored study agreement					$ 81,474
Company paid					$ 40,737					$ 25,000
License fee			75,000
Due amount			50,000
One-time license fee			$ 50,000
Designating shares (in Shares)						4,280
Convertible preferred stock financing description				the Company entered into securities purchase agreements (collectively, the “Series C Purchase Agreements”) with certain institutional and accredited investors for the sale of an aggregate of 4,276 shares of the Company’s Series C Convertible Preferred Stock and warrants (the “February Warrants”) to purchase up to 14,253,323 shares (the “February Warrant Shares”) of the Company’s common stock for gross proceeds of approximately $4,276,000, before deducting total placement agent and other offering expenses of $456,130 which are offset against the proceeds in additional paid in capital. The offering closed on February 12, 2021. Accordingly, the Company shall recognize total deemed dividend of $1,403,997 for the beneficial conversion feature in connection with the issuance of these Series C Convertible Preferred Stock.
Licensor [Member]
Subsequent Events (Details) [Line Items]
Shares issued (in Shares)								500
Forecast [Member]
Subsequent Events (Details) [Line Items]
Collected amount		$ 23,500
Series C Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Designating shares (in Shares)						4,280
Preferred stock par value (in Dollars per share)						$ 0.0001
Preferred stock shares stated value						$ 1,000
Minimum [Member]
Subsequent Events (Details) [Line Items]
Salary was increased											$ 120,000
Sales of licensed product, percentage														3.00%
sales														$ 50,000,000
Sublicense income percentage														25.00%
Conversion percentage														4.99%
Minimum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Salary was increased											120,000
Common stock, shares authorized (in Shares)		100,000,000
Maximum [Member]
Subsequent Events (Details) [Line Items]
Salary was increased											180,000
Sales of licensed product, percentage														5.00%
sales														$ 50,000,000
Sublicense income percentage														15.00%
Conversion percentage														9.99%
Maximum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Salary was increased											$ 180,000
Common stock, shares authorized (in Shares)		500,000,000
Installments one [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Installments amount							40,737
Installments two [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Installments amount							$ 40,737